Subsequent Events (Details) (USD $)	3 Months Ended	0 Months Ended
	Dec. 31, 2013	Apr. 07, 2014 Subsequent Event [Member]	Jan. 08, 2014 Subsequent Event [Member]	Jan. 09, 2014 Subsequent Event [Member]	May 01, 2014 Subsequent Event [Member] Fotech Oil & Gas Solutions Inc [Member]
Coversion of convertible debt		$ 22,000,000
Payment for acquired securities		8,000,000
Purchase of private placement per share amount		$ 6.00
Debt instrument interest rate stated percentage		14.00%
Convertion price per share		$ 6
Purchase of equipment	3,500,000				500,000
Additional payment for equipment					500,000
Purchase of pumping eqipment			8,093,870
Procceds from letter of intent				$ 4,000,000